UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23023

Montage Managers Trust
(Exact name of registrant as specified in charter)

11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211
 (Address of principal executive offices) (Zip code)

Gary Henson, President
Montage Managers Trust
c/o Montage Investments
11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211
 (Name and address of agent for service)

Registrant's telephone number, including area code: (913) 647-9782

Date of fiscal year end: November 30, 2015

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2015 (Unaudited)

Tortoise North American Pipeline Fund

	Shares	Fair Value
Common Stock - 80.0% (1)
Canadian Crude/Refined Product Pipelines - 15.2% (1)
Enbridge Inc.	46,079	$1,899,837
Enbridge Income Fund Holdings Inc.	5,331	134,005
Gibson Energy Inc.	11,867	174,992
Inter Pipeline Ltd.	31,681	679,085
Pembina Pipeline Corporation	32,231	894,217
		3,782,136
Canadian Local Distribution Company - 0.2% (1)
Valener Inc.	3,603	45,900

Canadian Natural Gas/Natural Gas Liquids Pipelines - 11.6% (1)
AltaGas Ltd.	12,772	351,143
Keyera Corp.	16,037	492,227
TransCanada Corporation	51,110	1,769,428
Veresen Inc.	27,410	283,142
		2,895,940
United States Crude/Refined Product Pipelines - 2.6% (1)
Enbridge Energy Management, LLC	1,474	41,489
Plains GP Holdings LP	18,351	359,496
SemGroup Corp.	4,161	228,855
VTTI Energy Partners LP	401	8,710
		638,550
United States Local Distribution Companies - 19.3% (1)
AGL Resources Inc.	11,361	692,907
Atmos Energy Corporation	9,572	524,450
CenterPoint Energy, Inc.	40,751	758,783
Chesapeake Utilities Corporation	1,436	70,752
New Jersey Resources Corporation	8,106	229,157
NiSource Inc.	30,063	504,758
Northwest Natural Gas Company	2,589	113,864
OGE Energy Corp.	18,898	529,900
ONE Gas, Inc.	4,981	214,033
Piedmont Natural Gas Company, Inc.	7,483	288,694
South Jersey Industries, Inc.	6,458	155,638
Southwest Gas Corporation	4,437	244,434
The Laclede Group, Inc.	4,103	217,213
WGL Holdings Inc.	4,708	255,173
		4,799,756
United States Natural Gas Gathering/Processing - 10.3% (1)
EnLink Midstream, LLC	4,333	103,385
Targa Resources Corp.	4,572	302,026
The Williams Companies, Inc.	44,554	2,147,503
		2,552,914
United States Natural Gas/Natural Gas Liquids Pipelines - 20.8% (1)
Cheniere Energy Partners LP Holdings, LLC	3,491	75,441
Kinder Morgan, Inc.	54,470	1,765,373
National Fuel Gas Company	7,998	431,572
ONEOK, Inc.	19,769	711,882
Questar Corporation	16,644	321,396
Spectra Energy Corp	63,651	1,850,335
Tallgrass Energy GP, LP	928	26,541
		5,182,540
Total Common Stock
(Cost $22,022,883)		19,897,736

Master Limited Partnerships - 19.7% (1)
United States Crude/Refined Product Pipelines - 6.8% (1)
Arc Logistics Partners LP	112	1,786
Blueknight Energy Partners LP	688	4,266
Buckeye Partners, L.P.	2,917	205,415
CrossAmerica Partners LP	431	9,956
Delek Logistics Partners LP	198	7,884
Enbridge Energy Partners, L.P.	4,606	130,258
Genesis Energy, L.P.	1,996	87,145
Global Partners LP	639	20,633
Holly Energy Partners, L.P.	817	28,252
JP Energy Partners LP	288	2,581
Magellan Midstream Partners, L.P.	5,209	367,599
MPLX LP	521	25,852
NuStar GP Holdings LLC	773	25,664
NuStar Energy L.P.	1,482	77,331
PBF Logistics LP	392	8,134
Philips 66 Partners LP	547	34,133
Plains All American Pipeline, L.P.	9,100	328,146
Rose Rock Midsteam LP	371	11,527
Shell Midstream Partners, L.P.	1,017	40,243
Sprague Resources LP	212	5,147
Sunoco Logistics Partners L.P.	3,822	129,298
Sunoco LP	565	22,250
Tesoro Logistics LP	1,293	68,283
TransMontaigne Partners L.P.	292	9,572
USD Partners LP	178	1,995
Valero Energy Partners LP	389	20,162
Western Refining Logistics, LP	374	9,702
World Point Terminals, LP	222	3,133
		1,686,347
United States Natural Gas Gathering/Processing - 3.8% (1)
American Midstream Partners LP	332	4,751
Antero Midstream Partners LP	906	20,983
Azure Midstream Partners, LP	222	1,998
Cone Midstream Partners LP	68	777
Crestwood Midstream Partners LP	3,471	27,109
CSI Compressco LP	398	6,101
DCP Midstream Partners, LP	2,078	58,600
Enable Midstream Partners, LP	590	9,157
EnLink Midstream Partners, LP	2,985	52,626
Exterran Partners LP	884	19,218
MarkWest Energy Partners, L.P.	3,796	213,981
Midcoast Energy Partners LP	444	5,230
PennTex Midstream Partners, LP	257	4,716
Rice Midstream Partners LP	573	9,609
Southcross Energy Partners, L.P.	444	3,330
Summit Midstream Partners LP	773	17,037
Targa Resources Partners LP	3,722	112,367
USA Compression Partners LP	449	8,980
Western Gas Equity Partners, LP	552	29,311
Western Gas Partners LP	1,680	98,834
Williams Partners LP	5,924	236,071
		940,786
United States Natural Gas/Natural Gas Liquids Pipelines - 9.1% (1)
Boardwalk Pipeline Partners, LP	2,653	36,240
Cheniere Energy Partners, L.P.	974	28,967
Columbia Pipeline Partners LP	1,215	24,093
Crestwood Equity Partners LP	2,478	7,186
Dominion Midstream Partners, LP	570	20,885

Energy Transfer Equity, L.P.	18,520	519,486
Energy Transfer Partners, L.P.	9,520	467,813
Enterprise Products Partners L.P.	28,409	798,577
EQT GP Holdings LP	549	17,853
EQT Midstream Partners LP	1,105	85,969
ONEOK Partners, L.P.	3,607	116,686
Spectra Energy Partners LP	1,145	58,326
Tallgrass Energy Partners LP	751	35,507
TC Pipelines, LP	1,061	57,273
		2,274,861
Total Master Limited Partnerships
(Cost $5,332,178)		4,901,994

Short-Term Investment - 0.1% (1)
United States Investment Company - 0.1% (1)
Invesco Liquid Assets Portfolio, Institutional Class, 0.12% (2)
(Cost $37,946)	37,946	37,946

Total Investments - 99.8% (1)
(Cost $27,393,007)		24,837,676
Other Assets in Excess of Liabilities, Net - 0.2% (1)		48,336
Total Net Assets - 100.0% (1)		$24,886,012

(1) Calculated as a percentage of net assets.
(2) Rate indicated is the current yield as of August 31, 2015.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2015:
	Level 1	Level 2	Level 3	Total
Common Stock	$19,897,736	$-	$-	$19,897,736
Master Limited Partnerships	4,901,994	-	-	4,901,994
Short-Term Investment	37,946	-	-	37,946
Total Investments	$24,837,676	$-	$-	$24,837,676

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows:

Tortoise North American Pipeline Fund
Cost of investments	$27,393,169
Gross unrealized appreciation	247,447
Gross unrealized depreciation	(2,802,940)
Net unrealized depreciation	$(2,555,493)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Montage Managers Trust

By (Signature and Title) /s/ Gary Henson
Gary Henson, President

Date  October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gary Henson
Gary Henson, President

Date  October 29, 2015

By (Signature and Title) /s/ David Henriksen
David L. Henriksen, Treasurer

Date  October 29, 2015